RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related party rent expense		$ 94,225
Due to related parties		$ 38,273